As filed with the Securities and Exchange Commission on July 6, 2023

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21597

PRIMECAP Odyssey Funds

(Exact name of registrant as specified in charter)

177 East Colorado Boulevard, 11th Floor

Pasadena, CA 91105

(Address of principal executive offices) (Zip code)

Michael J. Ricks

PRIMECAP Management Company

177 East Colorado Boulevard, 11th Floor

Pasadena, CA 91105

(Name and address of agent for service)

(626) 304-9222

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Item 1. Reports to Stockholders.

(a)

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

For the Six Months Ended April 30, 2023

PRIMECAP ODYSSEY STOCK    (POSKX)

PRIMECAP ODYSSEY GROWTH (POGRX)

PRIMECAP ODYSSEY AGGRESSIVE GROWTH  (POAGX)

Table of Contents PRIMECAP Odyssey Funds

Letter to Shareholders PRIMECAP Odyssey Funds

Dear Fellow Shareholders,

For the six months ended April 30, 2023, the PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund produced total returns of +7.39%, +8.53%, and +10.74%, respectively. The unmanaged S&P 500® Index produced a total return of +8.63% during the period.

U.S. equities rose during the period despite tumult in the banking sector. The abrupt collapse of Silicon Valley Bank highlighted the risks stemming from the Federal Reserve’s rapid tightening campaign. Regulatory actions thereafter partially contained the immediate fallout, but regional banks remained in crisis mode, and ongoing pressure led to subsequent bank failures.

The domestic economy was largely unfazed, however, grinding out real growth amid still-high inflation. Consumers were especially undeterred, as growth in Personal Consumption Expenditures (PCE) sustained at a robust pace despite lapping outsized growth in the prior year. Relatedly, labor market tightness compelled average hourly earnings considerably higher and anchored the economy’s historically low unemployment rate in the mid-3% band. Indeed, the economy’s enduring resilience coupled with stubborn core inflation prompted four additional interest rate hikes by the Fed through April – plus a tenth consecutive hike executed thereafter in May. And yet longer-term interest rates actually declined, with the 10-year Treasury yield sinking from 4.1% to 3.4% during the period.

Market optimism that the Fed’s rate-raising campaign was nearing an end fueled a resurgence in growth stocks, which had been weak last year. Likewise, enthusiasm surrounding ChatGPT and generative artificial intelligence (AI) propelled several Big Tech stocks higher. Communication services (+23%) and information technology (+19%) were the primary sector beneficiaries of these themes, while energy (-3%) and financials (-1%) were the sector laggards.

The Funds’ relative performance reflected, in part, the market’s recent growth skew; the Aggressive Growth Fund outpaced the benchmark, the Growth Fund was in line, and the Stock Fund lagged. But this omits a key plot line: the S&P 500®’s rise was unduly reliant on just three mega-capitalization stocks; Meta (+158%), NVIDIA (+106%), and Microsoft (+33%) contributed nearly half of the market’s return. The Funds’ underweight position in all three stocks – just 1-3% total exposure by Fund, mostly via Microsoft, relative to the benchmark’s aggregate 8% weighting – thus posed a meaningful headwind. Within this less friendly context, each Fund delivering favorable stock selection overall was a particularly welcome outcome.

All three Funds held an overweight position in the health care and industrials sectors, and an underweight position in the energy, financials, real estate, consumer staples, communication services, materials, and utilities sectors. The Stock Fund was also underweight the consumer discretionary and information technology sectors; the Growth Fund was overweight consumer discretionary and underweight information technology; and the Aggressive Growth Fund was overweight both consumer discretionary and information technology.

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

A more detailed discussion of the results of each PRIMECAP Odyssey Fund follows.

PRIMECAP Odyssey Stock Fund

For the six months ended April 30, 2023, the Stock Fund’s total return of +7.39% trailed the S&P 500®’s total return of +8.63%. Relative to the S&P 500®, unfavorable sector allocation more than offset favorable stock selection.

The Fund’s sector positioning detracted from relative results. The Stock Fund featured substantial underweight positions in both communication services (3% of average assets versus an 8% benchmark weighting) and information technology (19% versus 24%), the two best-performing sectors. Likewise, a large overweight position in health care (27% versus 15%) similarly weighed on results, as health care (+1% benchmark return) lagged the market.

Positive stock selection nearly offset this allocation drag. Within health care, top holdings AstraZeneca (+26%) and Eli Lilly (+10%) provided a significant boost, more than compensating for weakness in Bristol-Myers Squibb (-12%) and Amgen (-10%). Industrials featured Siemens (+55%) and FedEx (+44%), both rebounding from earlier company-specific struggles, while space technology firm Maxar (+136%) rocketed higher after announcing its planned acquisition by private equity firm Advent International.

Selection elsewhere provided a partial offset. Within information technology, NVIDIA (+106%) and Microsoft (+33%), both early beneficiaries of generative AI enthusiasm, weighed on results given the Stock Fund’s underweight position in both companies; similarly, limited exposure to Meta (+158%) proved punitive within communication services. Within financials, avoiding the high-profile troubles of Silicon Valley Bank, Signature Bank, and First Republic Bank helped, but the Fund’s large stakes in Raymond James (-23%) and Wells Fargo (-12%) suffered in partial sympathy. Finally, within materials, Albemarle (-34%) slid in tandem with falling lithium prices.

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

The top 10 holdings, which collectively represented 34.9% of the portfolio at the period end, are listed below:

PRIMECAP Odyssey Stock Fund Top 10 Holdings as of 4/30/23	Ending % of Total Portfolio*
Eli Lilly & Co.	7.5
AstraZeneca PLC – ADR	5.0
AECOM	3.8
Biogen, Inc.	3.1
Siemens AG	2.9
FedEx Corp.	2.9
Microsoft Corp.	2.7
Amgen, Inc.	2.6
Wells Fargo & Co.	2.2
KLA Corp.	2.2
Total % of Portfolio	34.9

*	The percentage is calculated by using the ending market value of the security divided by the ending market value of the total investments of the Fund.

PRIMECAP Odyssey Growth Fund

For the six months ended April 30, 2023, the Growth Fund returned +8.53%, roughly in line with the S&P 500®’s +8.63% total return but behind the Russell 1000 Growth Index’s total return of +11.51%. Relative to the S&P 500®, favorable stock selection approximately offset unfavorable sector allocation.

The Growth Fund’s sector allocation resembled the Stock Fund with a few notable differences. A less pronounced underweight position in communication services (5% average weighting) and information technology (22%) reduced those respective headwinds, while a larger underweight position in financials (8% versus 14%) also provided an incremental benefit. These factors more than offset the Fund’s even larger overweight position in health care (34%).

Stock selection was more favorable than that of the Stock Fund. Health care was the primary incremental driver, with several biotechnology holdings outperforming. Seagen (+57%) and ABIOMED (+51%) both spiked as acquisition targets; Pfizer is buying Seagen to enhance its cancer drug pipeline, while Johnson & Johnson acquired ABIOMED to bolster its medical technology offerings. Chinese biotechnology company BeiGene (+51%) and medical device company Insulet (+23%) also benefited results.

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

Weakness in the Growth Fund’s consumer discretionary portfolio created an incremental headwind. Xometry (-77%), an on-demand industrial parts marketplace, declined after guiding to lower growth this year than expected, while iRobot (-30%) struggled as its planned acquisition by Amazon received additional regulatory scrutiny.

The top 10 holdings, which collectively represented 30.5% of the portfolio at the period end, are listed below:

PRIMECAP Odyssey Growth Fund Top 10 Holdings as of 4/30/23	Ending % of Total Portfolio*
Eli Lilly & Co.	6.4
Biogen, Inc.	3.6
AECOM	3.0
Alphabet Inc. – Class A & Class C	2.8
Seagen, Inc.	2.7
BeiGene Ltd – ADR	2.6
AstraZeneca PLC – ADR	2.5
BioMarin Pharmaceutical, Inc.	2.4
Amgen, Inc.	2.3
Splunk, Inc.	2.2
Total % of Portfolio	30.5

*	The percentage is calculated by using the ending market value of the security divided by the ending market value of the total investments of the Fund.

PRIMECAP Odyssey Aggressive Growth Fund

For the six months ended April 30, 2023, the Aggressive Growth Fund’s total return of +10.74% led both the S&P 500®’s total return of +8.63% and the Russell Midcap Growth Index’s total return of +6.60%. Relative to the S&P 500®, favorable stock selection was the primary driver of outperformance.

Sector allocation was better than each of its Odyssey Fund peers but remained a modest headwind overall. Relative to its Odyssey Fund peers, slightly larger positions in communication services (6%) and information technology (25%) – the latter indicating a slight overweight in the sector – and a smaller position in financials (6%) all benefited results. A more substantial underweight position in energy (1% versus 5%), the worst-performing sector, also helped.

Stock selection was broadly favorable. Larger positions in trading platform MarketAxess (+31%) within financials, offshore drilling company Transocean (+60%) within energy, Chinese search

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

engine Baidu (+58%) within communication services, and Japanese conglomerate Sony (+33%) within consumer discretionary all contributed. Axcelis (+104%) and Universal Display (+41%) outperformed within information technology, offsetting a sharp decline in Wolfspeed (-41%).

Within health care, selection was quite favorable, although it trailed the Growth Fund’s outsized strength. Larger positions in the Growth Fund’s outperformers (Seagen, ABIOMED, BeiGene, and Insulet) further boosted results. But other significant biotechnology holdings, most notably Rhythm (-20%) and BioNTech (-17%), served as a partial offset.

The top 10 holdings, which collectively represented 31.2% of the portfolio at the period end, are listed below:

PRIMECAP Odyssey Aggressive Growth Fund Top 10 Holdings as of 4/30/23	Ending % of Total Portfolio*
Seagen, Inc.	4.4
Eli Lilly & Co.	4.1
Biogen, Inc.	3.8
Sony Group Corp. – ADR	3.2
Micron Technology, Inc.	3.0
BioMarin Pharmaceutical, Inc.	2.7
BeiGene Ltd. – ADR	2.6
AECOM	2.6
MarketAxess Holdings, Inc.	2.5
BioNTech SE – ADR	2.3
Total % of Portfolio	31.2

*	The percentage is calculated by using the ending market value of the security divided by the ending market value of the total investments of the Fund.

Outlook

Two recent developments have rightly piqued the market’s attention: the launch of a potent new technology, generative AI, and the abrupt collapse of several large regional banks. Of note, these developments seemingly foretell quite divergent stories. Mixing metaphors, if generative AI is a potential gold mine of the future, the bank failures are perhaps a canary in the coal mine of today.

Technologists have been designing and deploying elements of artificial intelligence and machine learning for years. But OpenAI’s release of ChatGPT, a large language model that generates original content, is different. The launch transfixed an awestruck public (ChatGPT surpassed 100 million users within two months), turbocharged an extant AI arms race, and spawned countless derivative initiatives. It also invigorated some technologists’ AI-driven nightmares.

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

The market was quick to identify and crown specific AI winners, or at least first-order beneficiaries. NVIDIA, which sells best-in-class GPUs for AI applications, doubled; the resultant $350B surge in valuation spiked its already lofty multiple to 21x price-to-sales. Microsoft, which has explicit ties to OpenAI and benefits from ChatGPT’s Azure-based footprint, jumped 33%, adding a staggering $500B to its market capitalization; Microsoft also expects generative AI to augment Office and even revive Bing. Two stocks, $850B of incremental value – a proverbial gold mine, and the rough equivalent of the entire materials sector (which, coincidentally, houses the actual gold mines). In the vernacular of the Gartner hype cycle, we are perhaps at the peak of inflated expectations – with the trough of disillusionment ahead.

That said, we subscribe to the idea that AI will be transformative, and we expect generative AI to unlock significant productivity benefits in the mid-term. We also acknowledge NVIDIA and Microsoft are both well-positioned. But this nascent AI ecosystem is incredibly dynamic, and winners will materialize across multiple layers: model makers, cloud providers, application developers, and physical infrastructure suppliers, among others. The Funds’ outsized semiconductor and memory ownership should ultimately profit from the requisite increase in computing, for instance. And we continue to assess other second-order impacts, particularly within the application layer, where generative AI’s influence is likely to reverberate well beyond the information technology sector.

In the meantime, we are also contending with the second recent development, an ongoing banking crisis, and the substantial unease it signals about the broader economic moment. Rising rates tend to break things, and a few big banks proved shockingly fragile. The confluence of asset-liability mismanagement, concentrated deposits, social media contagion, and one-click withdrawals dismantled Silicon Valley Bank overnight. Bank runs are now bank sprints.

The Funds avoided Silicon Valley and its failed peers. We are underweight financials in each Fund, though we do have material bank exposure in the Stock and Growth Funds. But not all banks are created equal. The values of our bank and bank-adjacent holdings, including Wells Fargo and Raymond James, declined as collateral damage, but we believe their differentiated franchises will emerge post-crisis on even stronger footing.

Even as the banking crisis ebbs, its acute phase may persist; past crises have often lasted months or years. As importantly, the banking crisis “canary” portends a wider set of interest rate-driven concerns. Residential real estate, already undermined by higher mortgage rates, may yet crack. Commercial real estate is at particular risk; owners of half-empty office buildings may need to refinance loans at unforgiving rates in a tight credit environment. And the federal government – even ignoring the latest iteration of default gamesmanship – may see its fiscal position overwhelmed by an escalating interest expense.

The market’s latest move higher has thus only reinforced our earlier cautious tilt. The S&P 500® Index’s valuation is now somewhat elevated at 18.2x forward P/E. Yet this calendar year’s expected earnings show negligible growth from 2022 levels – a stark shortfall relative to the

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

double-digit growth forecasted a year ago. Meanwhile, as noted, many economic indicators are flashing warning signs. The yield curve is persistently and substantially inverted. Money supply as measured by M2 has been declining for several months – an exceedingly rare phenomenon that implies weakness ahead given M2’s lagged impact. The market nonetheless appears confident in the Fed’s ability to engineer a soft landing; we assess that confidence as overdone.

Amid this unease, our significant health care position – approximately twice the index’s 15% weighting in each Fund – is particularly attractive. The sector features reduced macroeconomic sensitivity and a more idiosyncratic set of industry drivers, especially R&D-driven innovation. And this defensive posture is still on sale; the sector (17.5x forward P/E) is less expensive than both the market and its defensive-oriented peers (consumer staples 20.8x, utilities 18.2x).

Our Funds largely kept pace during the period even as several technology titans reclaimed the equity market throne. This concentrated benchmark performance seemingly undermines our belief that last year ushered in a new market paradigm, one less conducive to Big Tech’s dominance. But we continue to believe this decade will be different than the last – and the market will not simply re-anoint last decade’s runaway winners. We instead own (smaller) companies with individual potential far greater than their current valuations. And this is what gives us confidence that our portfolio is well-positioned to outperform over the long term.

Sincerely,

PRIMECAP Management Company

May 15, 2023

Past performance is not a guarantee of future results.

The funds invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility. All funds may invest in foreign securities, which involves: 1) greater volatility; 2) political, economic, and currency risks; and 3) differences in accounting methods. Mutual fund investing involves risk, and loss of principal is possible. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Please refer to the Schedule of Investments for details of fund holdings. Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

The S&P 500® Index is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. The Russell 1000 Growth Index is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values (the Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe). The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

P/E or price-to-earnings ratio is calculated by dividing the current share price of a stock by its earnings per share.

M2 is the U.S. Federal Reserve’s measure of the money supply that includes cash, checking deposits, and other types of deposits that are readily convertible to cash such as CDs.

EPS or earnings per share is calculated by taking the total earnings divided by the number of shares outstanding.

Earnings growth is not a prediction of a fund’s future performance.

The information provided herein represents the opinions of PRIMECAP Management Company and is not intended to be a forecast of future events, a guarantee of future results, or investment advice.

Performance Graphs PRIMECAP Odyssey Stock Fund

The chart below illustrates the performance of a hypothetical $10,000 investment made on October 31, 2012 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of dividends and capital gains for the fund and dividends for the index.

	Total Return Period Ended April 30, 2023
	1 Year	Annualized 5 Year	Annualized 10 Year	Annualized Since Inception^
Stock Fund	3.09%	8.92%	11.38%	9.97%
S&P 500®*	2.66%	11.45%	12.20%	9.48%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-729-2307.

*	The S&P 500® is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market.
^	November 1, 2004

Performance Graphs PRIMECAP Odyssey Growth Fund

The chart below illustrates the performance of a hypothetical $10,000 investment made on October 31, 2012 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of dividends and capital gains for the fund and dividends for the index.

	Total Return Period Ended April 30, 2023
	1 Year	Annualized 5 Year	Annualized 10 Year	Annualized Since Inception^
Growth Fund	3.89%	7.22%	11.62%	10.59%
S&P 500®*	2.66%	11.45%	12.20%	9.48%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-729-2307.

*	The S&P 500® is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market.
^	November 1, 2004

Performance Graphs PRIMECAP Odyssey Aggressive Growth Fund

The chart below illustrates the performance of a hypothetical $10,000 investment made on October 31, 2012 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of dividends and capital gains for the fund and dividends for the index.

	Total Return Period Ended April 30, 2023
	1 Year	Annualized 5 Year	Annualized 10 Year	Annualized Since Inception^
Aggressive Growth Fund	3.23%	4.60%	12.26%	11.77%
S&P 500®*	2.66%	11.45%	12.20%	9.48%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-729-2307.

*	The S&P 500® is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market.
^	November 1, 2004

Sector Breakdown PRIMECAP Odyssey Funds

PRIMECAP Odyssey Stock Fund

Communication Services	3.1%
Consumer Discretionary	9.2%
Consumer Staples	1.7%
Energy	2.7%
Financials	9.9%
Health Care	28.1%
Industrials	19.9%
Information Technology	19.9%
Materials	2.2%
Short-Term Investments and Other Assets	3.3%
Total	100.0%

PRIMECAP Odyssey Growth Fund

Communication Services	5.5%
Consumer Discretionary	9.3%
Consumer Staples	0.6%
Energy	3.3%
Financials	7.6%
Health Care	34.8%
Industrials	14.2%
Information Technology	22.1%
Materials	0.6%
Rights (Health Care)	0.0%
Short-Term Investments, net of Liabilities in Excess of Other Assets	2.0%
Total	100.0%

The tables above list sector allocations as a percentage of each fund’s total net assets as of April 30, 2023. The management report may make reference to average allocations during the period. As a result, the sector allocations above may differ from those discussed in the management report.

Sector Breakdown

PRIMECAP Odyssey Funds

continued

PRIMECAP Odyssey Aggressive Growth Fund

Communication Services	6.2%
Consumer Discretionary	12.0%
Consumer Staples	0.0%
Energy	1.4%
Financials	5.5%
Health Care	34.2%
Industrials	11.6%
Information Technology	24.4%
Materials	0.8%
Real Estate	0.1%
Rights (Health Care)	0.0%
Warrants (Materials)	0.0%
Short-Term Investments, net of Liabilities in Excess of Other Assets	3.8%
Total	100.0%

The table above lists sector allocations as a percentage of the fund’s total net assets as of April 30, 2023. The management report may make reference to average allocations during the period. As a result, the sector allocations above may differ from those discussed in the management report.

Schedule of Investments PRIMECAP Odyssey Stock Fund April 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS – 96.7%

Communication Services – 3.1%
342,030	Activision Blizzard, Inc. (a)	$26,579,151
368,500	Alphabet, Inc. – Class A (a)	39,554,790
367,850	Alphabet, Inc. – Class C (a)	39,808,727
138,600	Comcast Corp. – Class A	5,733,882
75,200	Meta Platforms, Inc. – Class A (a)	18,072,064
300,000	Nintendo Co. Ltd. – JPY	12,597,160
264,200	Walt Disney Co. (The) (a)	27,080,500

		169,426,274

Consumer Discretionary – 9.2%
423,350	Bath & Body Works, Inc.	14,859,585
353,310	Brinker International, Inc. (a)	14,104,135
25,700	Burlington Stores, Inc. (a)	4,955,217
269,000	Capri Holdings Ltd. (a)	11,163,500
509,800	CarMax, Inc. (a)	35,701,294
958,800	Carnival Corp. (a)	8,830,548
210,890	eBay, Inc.	9,791,623
217,800	Leslie’s, Inc. (a)	2,363,130
4,283,910	Mattel, Inc. (a)	77,110,380
79,110	MGM Resorts International	3,553,621
695,744	Newell Brands, Inc.	8,453,290
858,100	Ross Stores, Inc.	91,585,013
184,550	Royal Caribbean Cruises Ltd. (a)	12,075,106
1,294,319	Sony Group Corp. – ADR	116,061,585
215,100	TJX Cos., Inc. (The)	16,954,182
227,533	Victoria’s Secret & Co. (a)	7,055,798
501,679	Whirlpool Corp.	70,029,372

		504,647,379

Consumer Staples – 1.7%
181,900	Altria Group, Inc.	8,642,069
275,200	BJ’s Wholesale Club Holdings, Inc. (a)	21,017,024
191,800	Dollar Tree, Inc. (a)	29,481,578
92,500	Philip Morris International, Inc.	9,247,225
227,500	Sysco Corp.	17,458,350
149,000	Tyson Foods, Inc. – Class A	9,311,010

		95,157,256

Energy – 2.7%
169,600	Cameco Corp.	4,662,304
219,700	EOG Resources, Inc.	26,247,559

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Stock Fund

April 30, 2023 (Unaudited) – continued

Shares		Value
Energy (continued)
335,890	Hess Corp.	$48,724,203
171,100	Pioneer Natural Resources Co.	37,222,805
1,370,000	Southwestern Energy Co. (a)	7,110,300
233,600	TechnipFMC PLC (a)	3,197,984
922,800	Transocean Ltd. (a)	5,444,520
154,100	Valero Energy Corp.	17,670,647

		150,280,322

Financials – 9.9%
1,206,100	Bank of America Corp.	35,314,608
90,000	Bank of New York Mellon Corp. (The)	3,833,100
1,128,450	Citigroup, Inc.	53,116,142
230,900	CME Group, Inc. – Class A	42,894,293
408,020	Discover Financial Services	42,217,829
9,790	Evercore, Inc. – Class A	1,116,745
70,900	Fidelity National Information Services, Inc.	4,163,248
400,200	JPMorgan Chase & Co.	55,323,648
580,700	Northern Trust Corp.	45,387,512
160,800	PayPal Holdings, Inc. (a)	12,220,800
72,300	Progressive Corp. (The)	9,861,720
864,975	Raymond James Financial, Inc.	78,306,187
125,300	Visa, Inc. – Class A	29,161,069
3,114,908	Wells Fargo & Co.	123,817,593
54,540	WEX, Inc. (a)	9,672,669

		546,407,163

Health Care – 28.1%
225,750	Abbott Laboratories	24,938,603
391,800	Agilent Technologies, Inc.	53,061,474
46,400	Alcon, Inc.	3,363,072
593,100	Amgen, Inc.	142,189,794
3,718,600	AstraZeneca PLC – ADR	272,275,892
568,280	Biogen, Inc. (a)	172,887,824
349,600	Boston Scientific Corp. (a)	18,221,152
1,579,500	Bristol-Myers Squibb Co.	105,463,215
209,390	CVS Health Corp.	15,350,381
2,741,691	Elanco Animal Health, Inc. (a)	25,963,814
1,037,563	Eli Lilly & Co.	410,729,689
549,880	GSK PLC – ADR	19,812,176
390,690	LivaNova PLC (a)	18,714,051
31,900	Medtronic PLC	2,901,305

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Stock Fund

April 30, 2023 (Unaudited) – continued

Shares		Value
Health Care (continued)
74,800	Merck & Co., Inc.	$8,637,156
534,990	Novartis AG – ADR	54,873,924
192,420	PerkinElmer, Inc.	25,108,886
76,611	Roche Holding AG – CHF	24,028,521
86,450	Sanofi – ADR	4,638,043
127,330	Siemens Healthineers AG – EUR	7,916,033
20,800	Stryker Corp.	6,232,720
150,420	Thermo Fisher Scientific, Inc.	83,468,058
6,180	Waters Corp. (a)	1,856,225
297,300	Zimmer Biomet Holdings, Inc.	41,158,212
3,900	ZimVie, Inc. (a)	32,097

		1,543,822,317

Industrials – 19.9%
2,493,980	AECOM	207,125,039
331,916	Airbus SE – EUR	46,500,133
54,050	Alaska Air Group, Inc. (a)	2,349,013
2,292,510	American Airlines Group, Inc. (a)	31,269,837
34,900	AMETEK, Inc.	4,813,757
385,462	Carrier Global Corp.	16,120,021
110,603	Caterpillar, Inc.	24,199,936
227,700	CSX Corp.	6,976,728
236,220	Curtiss-Wright Corp.	40,117,243
5,360	Deere & Co.	2,026,187
936,450	Delta Air Lines, Inc. (a)	32,129,600
697,085	FedEx Corp.	158,782,021
73,810	General Dynamics Corp.	16,115,675
58,200	GXO Logistics, Inc. (a)	3,092,166
495,270	Jacobs Solutions, Inc.	57,183,874
275,000	JELD-WEN Holding, Inc. (a)	3,514,500
343,600	Kirby Corp. (a)	24,684,224
23,300	L3Harris Technologies, Inc.	4,546,995
226,900	Matson, Inc.	15,436,007
354,160	Maxar Technologies, Inc.	18,671,315
81,400	Norfolk Southern Corp.	16,526,642
31,781	Otis Worldwide Corp.	2,710,919
11,862	Raytheon Technologies Corp.	1,185,014
17,490	Rockwell Automation, Inc.	4,956,841
274,100	RXO, Inc. (a)	4,958,469
14,700	Saia, Inc. (a)	4,377,219

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Stock Fund

April 30, 2023 (Unaudited) – continued

Shares		Value
Industrials (continued)
968,254	Siemens AG – EUR	$158,864,841
2,400,980	Southwest Airlines Co.	72,725,684
30,400	Union Pacific Corp.	5,949,280
1,346,840	United Airlines Holdings, Inc. (a)	58,991,592
198,600	United Parcel Service, Inc. – Class B	35,710,266
241,000	XPO, Inc. (a)	10,647,380

		1,093,258,418

Information Technology – 19.9%
116,750	Adobe, Inc. (a)	44,080,130
201,730	Analog Devices, Inc.	36,287,192
598,050	Applied Materials, Inc.	67,597,591
468,600	Cisco Systems, Inc.	22,141,350
263,698	Corning, Inc.	8,760,047
5,529,419	Flex Ltd. (a)	113,740,149
3,842,460	Hewlett Packard Enterprise Co.	55,024,027
1,178,870	HP, Inc.	35,024,228
3,849,410	Intel Corp.	119,562,675
44,000	Jabil, Inc.	3,438,600
129,990	Keysight Technologies, Inc. (a)	18,801,754
313,630	KLA Corp.	121,230,540
4,843,930	L.M. Ericsson Telephone Co. – ADR	26,593,176
478,430	Microsoft Corp.	147,002,402
878,770	NetApp, Inc.	55,265,845
12,900	NVIDIA Corp.	3,579,621
896,700	Oracle Corp.	84,935,424
344,927	QUALCOMM, Inc.	40,287,474
56,800	Seagate Technology Holdings PLC	3,338,136
141,700	Teradyne, Inc.	12,948,546
433,130	Texas Instruments, Inc.	72,419,336

		1,092,058,243

Materials – 2.2%
187,800	Albemarle Corp.	34,829,388
203,483	Corteva, Inc.	12,436,881
193,783	Dow, Inc.	10,541,795
208,684	DuPont de Nemours, Inc.	14,549,449
499,400	Freeport-McMoRan, Inc.	18,932,254
4,589,278	Glencore PLC – GBP	27,050,036

		118,339,803

TOTAL COMMON STOCKS (Cost $2,796,726,653)		$5,313,397,175

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Stock Fund

April 30, 2023 (Unaudited) – continued

Shares		Value
SHORT-TERM INVESTMENTS – 3.2%
178,035,149	Dreyfus Treasury Securities Cash Management Fund – Institutional Shares – 4.34% (b)	$178,035,149

TOTAL SHORT-TERM INVESTMENTS (Cost $178,035,149)		178,035,149

TOTAL INVESTMENTS IN SECURITIES (Cost $2,974,761,802) – 99.9%		5,491,432,324
Other Assets in Excess of Liabilities – 0.1%		3,202,199

TOTAL NET ASSETS – 100.0%		$5,494,634,523

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
GBP	British Pound Sterling
JPY	Japanese Yen
(a)	Non-Income Producing
(b)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments PRIMECAP Odyssey Growth Fund April 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS – 98.0%

Communication Services – 5.5%
997,820	Alphabet, Inc. – Class A (a)	$107,105,999
763,670	Alphabet, Inc. – Class C (a)	82,644,367
592,100	Baidu, Inc. – ADR (a)	71,413,181
89,700	Electronic Arts, Inc.	11,417,016
343,700	IMAX Corp. (a)	7,200,515
62,160	Live Nation Entertainment, Inc. (a)	4,213,205
68,300	Meta Platforms, Inc. – Class A (a)	16,413,856
14,500	Netflix, Inc. (a)	4,783,985
550,000	Nintendo Co. Ltd. – JPY	23,094,793
191,300	Trade Desk, Inc. (The) – Class A (a)	12,308,242
247,700	Walt Disney Co. (The) (a)	25,389,250

		365,984,409

Consumer Discretionary – 9.3%
1,153,500	Alibaba Group Holding Ltd. – ADR (a)	97,689,915
499,498	Bath & Body Works, Inc.	17,532,380
132,200	Brinker International, Inc. (a)	5,277,424
80,600	Burlington Stores, Inc. (a)	15,540,486
507,300	Capri Holdings Ltd. (a)	21,052,950
700,500	CarMax, Inc. (a)	49,056,015
200,700	Carnival Corp. (a)	1,848,447
30,800	DoorDash, Inc. – Class A (a)	1,884,652
125,900	eBay, Inc.	5,845,537
1,851,124	Entain PLC – GBP	33,593,352
76,143	Flutter Entertainment PLC – GBP (a)	15,229,557
1,064,658	iRobot Corp. (a)	41,872,999
78,400	Las Vegas Sands Corp. (a)	5,005,840
247,900	Leslie’s, Inc. (a)	2,689,715
33,000	Marriott International, Inc. – Class A	5,588,220
2,815,300	Mattel, Inc. (a)	50,675,400
9,300	McDonald’s Corp.	2,750,475
86,100	MGM Resorts International	3,867,612
610,000	Norwegian Cruise Line Holdings Ltd. (a)	8,143,500
75,700	Ollie’s Bargain Outlet Holdings, Inc. (a)	4,939,425
11,000	Restaurant Brands International, Inc.	771,430
113,300	Ross Stores, Inc.	12,092,509
605,771	Royal Caribbean Cruises Ltd. (a)	39,635,597
855,177	Sony Group Corp. – ADR	76,683,722
481,050	Tesla, Inc. (a)	79,041,325

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2023 (Unaudited) – continued

Shares		Value
Consumer Discretionary (continued)
184,400	TJX Cos., Inc. (The)	$14,534,408
265,099	Victoria’s Secret & Co. (a)	8,220,720

		621,063,612

Consumer Staples – 0.6%
145,700	Altria Group, Inc.	6,922,207
113,700	BJ’s Wholesale Club Holdings, Inc. (a)	8,683,269
146,100	Dollar Tree, Inc. (a)	22,457,031

		38,062,507

Energy – 3.3%
610,000	Coterra Energy, Inc.	15,616,000
109,800	EOG Resources, Inc.	13,117,806
413,721	Hess Corp.	60,014,368
397,960	Pioneer Natural Resources Co.	86,576,198
48,500	Schlumberger Ltd.	2,393,475
1,880,000	Southwestern Energy Co. (a)	9,757,200
5,791,004	Transocean Ltd. (a)	34,166,924

		221,641,971

Financials – 7.6%
260,800	Bank of America Corp.	7,636,224
350,500	Citigroup, Inc.	16,498,035
119,100	CME Group, Inc. – Class A	22,125,207
117,060	Discover Financial Services	12,112,198
60,960	Evercore, Inc. – Class A	6,953,707
149,900	JPMorgan Chase & Co.	20,722,176
132,660	MarketAxess Holdings, Inc.	42,234,964
3,900	Mastercard, Inc. – Class A	1,482,117
384,100	Morgan Stanley	34,557,477
545,800	Northern Trust Corp.	42,659,728
25,600	PayPal Holdings, Inc. (a)	1,945,600
1,582,925	Raymond James Financial, Inc.	143,302,200
149,700	Tradeweb Markets, Inc. – Class A	10,540,377
210,550	Visa, Inc. – Class A	49,001,302
2,349,500	Wells Fargo & Co.	93,392,625
8,150	WEX, Inc. (a)	1,445,403

		506,609,340

Health Care – 34.8%
104,518	Abbott Laboratories	11,546,103
123,700	Agilent Technologies, Inc.	16,752,691
62,800	Alcon, Inc.	4,551,744

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2023 (Unaudited) – continued

Shares		Value
Health Care (continued)
373,200	Alkermes PLC (a)	$10,654,860
631,900	Amgen, Inc.	151,491,706
2,270,160	AstraZeneca PLC – ADR	166,221,115
690,005	BeiGene Ltd. – ADR (a)	175,923,675
797,350	Biogen, Inc. (a)	242,577,791
1,698,856	BioMarin Pharmaceutical, Inc. (a)	163,158,130
360,300	BioNTech SE – ADR	41,160,672
939,100	Boston Scientific Corp. (a)	48,945,892
149,492	Bridgebio Pharma, Inc. (a)	2,170,624
1,061,440	Bristol-Myers Squibb Co.	70,872,349
207,400	CVS Health Corp.	15,204,494
35,000	Edwards Lifesciences Corp. (a)	3,079,300
3,680,941	Elanco Animal Health, Inc. (a)	34,858,511
1,087,858	Eli Lilly & Co.	430,639,468
97,766	Enovis Corp. (a)	5,694,870
2,120,100	FibroGen, Inc. (a)	36,296,112
229,480	GSK PLC – ADR	8,268,164
53,800	Guardant Health, Inc. (a)	1,213,728
2,000	Humana, Inc.	1,060,980
54,900	Illumina, Inc. (a)	11,285,244
313,937	Insulet Corp. (a)	99,844,523
21,560	IQVIA Holdings, Inc. (a)	4,058,239
972,470	LivaNova PLC (a)	46,581,313
24,900	Merck & Co., Inc.	2,875,203
2,637,756	Nektar Therapeutics (a)	1,984,384
69,580	Neurocrine Biosciences, Inc. (a)	7,030,363
661,836	Novartis AG – ADR	67,884,519
26,540	Omnicell, Inc. (a)	1,612,836
128,500	OraSure Technologies, Inc. (a)	873,800
59,800	PerkinElmer, Inc.	7,803,302
155,900	QIAGEN N.V. – EUR (a)	6,959,085
2,128,552	Rhythm Pharmaceuticals, Inc. (a)	42,932,894
108,677	Roche Holding AG – CHF	34,085,805
904,100	Seagen, Inc. (a)	180,820,000
78,980	Siemens Healthineers AG – EUR	4,910,141
10,800	Stryker Corp.	3,236,220
111,600	Thermo Fisher Scientific, Inc.	61,926,840
2,500	Waters Corp. (a)	750,900
1,589,707	Xencor, Inc. (a)	42,031,853
318,220	Zimmer Biomet Holdings, Inc.	44,054,377

		2,315,884,820

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2023 (Unaudited) – continued

Shares		Value
Industrials – 14.2%
2,451,952	AECOM	$203,634,613
290,330	Airbus SE – EUR	40,674,097
2,322,101	American Airlines Group, Inc. (a)	31,673,458
60,000	AMETEK, Inc.	8,275,800
88,500	Carrier Global Corp.	3,701,070
197,600	Curtiss-Wright Corp.	33,558,408
1,326,500	Delta Air Lines, Inc. (a)	45,512,215
87,265	ESAB Corp.	5,092,785
196,700	FedEx Corp.	44,804,326
88,900	General Dynamics Corp.	19,410,426
49,250	IDEX Corp.	10,161,260
54,700	J.B. Hunt Transport Services, Inc.	9,588,363
952,684	Jacobs Solutions, Inc.	109,996,895
574,400	JetBlue Airways Corp. (a)	4,101,216
312,901	Lyft, Inc. – Class A (a)	3,207,235
182,600	Nextracker, Inc. – Class A (a)	5,750,074
8,300	Old Dominion Freight Line, Inc.	2,659,237
16,100	Saia, Inc. (a)	4,794,097
808,373	Siemens AG – EUR	132,632,603
2,299,600	Southwest Airlines Co.	69,654,884
263,200	Textron, Inc.	17,618,608
10,950	TransDigm Group, Inc.	8,376,750
133,500	Uber Technologies, Inc. (a)	4,145,175
48,000	Union Pacific Corp.	9,393,600
1,732,500	United Airlines Holdings, Inc. (a)	75,883,500
3,139,045	Xometry, Inc. – Class A (a) (b)	43,601,335

		947,902,030

Information Technology – 22.1%
170,900	Adobe, Inc. (a)	64,525,004
409,500	Altair Engineering, Inc. – Class A (a)	28,275,975
196,890	Analog Devices, Inc.	35,416,573
302,000	Applied Materials, Inc.	34,135,060
47,400	ASML Holding N.V. – ADR	30,187,164
3,000	Autodesk, Inc. (a)	584,370
4,926,243	BlackBerry Ltd. (a)	19,261,610
492,100	Cisco Systems, Inc.	23,251,725
46,200	Dell Technologies, Inc. – Class C	2,009,238
435,400	Descartes Systems Group, Inc. (The) (a)	34,474,972
5,643,429	Flex Ltd. (a)	116,085,334
589,718	FormFactor, Inc. (a)	16,105,199

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2023 (Unaudited) – continued

Shares		Value
Information Technology (continued)
1,000	Fortinet, Inc. (a)	$63,050
1,683,600	Hewlett Packard Enterprise Co.	24,109,152
444,836	HP, Inc.	13,216,078
2,477,600	Intel Corp.	76,954,256
14,400	Intuit, Inc.	6,392,880
587,700	Jabil, Inc.	45,928,755
49,100	Keysight Technologies, Inc. (a)	7,101,824
256,874	KLA Corp.	99,292,076
1,525,100	L.M. Ericsson Telephone Co. – ADR	8,372,799
125,000	Marvell Technology, Inc.	4,935,000
396,000	MaxLinear, Inc. (a)	9,555,480
2,113,400	Micron Technology, Inc.	136,018,424
445,270	Microsoft Corp.	136,813,660
777,511	NetApp, Inc.	48,897,667
524,000	Nutanix, Inc. – Class A (a)	12,565,520
71,000	NVIDIA Corp.	19,701,790
403,600	Oracle Corp.	38,228,992
50,370	OSI Systems, Inc. (a)	5,689,795
34,300	Palo Alto Networks, Inc. (a)	6,258,378
288,400	QUALCOMM, Inc.	33,685,120
53,600	Salesforce, Inc. (a)	10,632,632
1,670,505	Splunk, Inc. (a)	144,064,351
1,950,199	Stratasys Ltd. (a)	28,004,858
137,700	Teradyne, Inc.	12,583,026
405,145	Texas Instruments, Inc.	67,740,244
366,250	Trimble, Inc. (a)	17,250,375
258,266	Universal Display Corp.	34,468,180
22,100	VMware, Inc. – Class A (a)	2,763,163
26,000	Western Digital Corp. (a)	895,440
321,500	Wolfspeed, Inc. (a)	14,965,825

		1,471,461,014

Materials – 0.6%
156,870	Albemarle Corp.	29,093,110
600,000	Ivanhoe Mines Ltd. – Class A – CAD (a)	5,203,528
10,900	Linde PLC	4,027,005

		38,323,643

TOTAL COMMON STOCKS (Cost $3,577,305,112)		$6,526,933,346

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2023 (Unaudited) – continued

Shares		Value
RIGHTS – 0.0%

Health Care – 0.0%
387,250	ABIOMED, Inc. – CVR (Issue Date 12/23/22) (a) (c) (d)	$394,995
4,207,543	Epizyme, Inc. – CVR (Issue Date 8/15/22) (a) (c) (d)	84,151

		479,146

TOTAL RIGHTS (Cost $0)		479,146

SHORT-TERM INVESTMENTS – 2.7%
181,515,133	Dreyfus Treasury Securities Cash Management Fund – Institutional Shares – 4.34% (e)	$181,515,133

TOTAL SHORT-TERM INVESTMENTS (Cost $181,515,133)		181,515,133

TOTAL INVESTMENTS IN SECURITIES (Cost $3,758,820,245) – 100.7%		6,708,927,625
Liabilities in Excess of Other Assets – (0.7)%		(47,838,141)

TOTAL NET ASSETS – 100.0%		$6,661,089,484

ADR	American Depository Receipt
CAD	Canadian Dollars
CHF	Swiss Francs
CVR	Contingent Value Rights
EUR	Euros
GBP	British Pound Sterling
JPY	Japanese Yen
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company. (Note 7)
(c)	Illiquid security
(d)	Fair-valued security (Note 4)
(e)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments PRIMECAP Odyssey Aggressive Growth Fund April 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS – 96.2%

Communication Services – 6.2%
755,600	Alphabet, Inc. – Class A (a)	$81,106,104
627,890	Alphabet, Inc. – Class C (a)	67,950,256
931,320	Baidu, Inc. – ADR (a)	112,326,505
96,500	Electronic Arts, Inc.	12,282,520
631,000	IMAX Corp. (a)	13,219,450
74,470	Live Nation Entertainment, Inc. (a)	5,047,577
570,578	Madison Square Garden Entertainment Corp. – Class A (a)	18,412,552
80,700	Meta Platforms, Inc. – Class A (a)	19,393,824
17,400	Netflix, Inc. (a)	5,740,782
1,615,400	Pinterest, Inc. – Class A (a)	37,154,200
25,200	Roblox Corp. – Class A (a)	897,120
106,800	Snap, Inc. – Class A (a)	930,228
570,578	Sphere Entertainment Corp. – Class A (a)	16,056,065
150,670	T-Mobile US, Inc. (a)	21,681,413
5,678,000	WildBrain Ltd. – CAD (a)	8,549,374
107,769	ZoomInfo Technologies, Inc. (a)	2,361,219

		423,109,189

Consumer Discretionary – 12.0%
1,151,200	Alibaba Group Holding Ltd. – ADR (a)	97,495,128
155,050	Amazon.com, Inc. (a)	16,350,022
67,100	Boot Barn Holdings, Inc. (a)	4,862,737
101,030	Burlington Stores, Inc. (a)	19,479,594
225,637	Capri Holdings Ltd. (a)	9,363,936
766,300	CarMax, Inc. (a)	53,663,989
8,000	Darden Restaurants, Inc.	1,215,440
900	Deckers Outdoor Corp. (a)	431,406
1,750	Duolingo, Inc. (a)	238,280
246,800	eBay, Inc.	11,458,924
3,659,109	Entain PLC – GBP	66,403,838
3,000	Five Below, Inc. (a)	592,080
22,700	Flutter Entertainment PLC – GBP (a)	4,540,285
541,180	GAN Ltd. (a)	898,359
99,430	Gildan Activewear, Inc.	3,239,429
846,100	GrowGeneration Corp. (a)	2,893,662
794,895	iRobot Corp. (a)	31,263,220
336,700	Mobileye Global, Inc. – Class A (a)	12,673,388
1,059,865	Norwegian Cruise Line Holdings Ltd. (a)	14,149,198

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2023 (Unaudited) – continued

Shares		Value
Consumer Discretionary (continued)
148,000	Ollie’s Bargain Outlet Holdings, Inc. (a)	$9,657,000
81,200	Restaurant Brands International, Inc.	5,694,556
59,760	Rivian Automotive, Inc. – Class A (a)	766,123
933,876	Royal Caribbean Cruises Ltd. (a)	61,103,507
2,451,100	Sony Group Corp. – ADR	219,790,137
801,550	Tesla, Inc. (a)	131,702,680
26,360	Tuesday Morning Corp. (a) (b)	69
24,750	Ulta Beauty, Inc. (a)	13,647,893
108,400	Victoria’s Secret & Co. (a)	3,361,484
3,030,350	XPeng, Inc. – ADR (a)	28,788,325

		825,724,689

Consumer Staples – 0.0%
5,000	Calavo Growers, Inc.	159,800
8,200	Dollar General Corp.	1,815,972
5,000	Grocery Outlet Holding Corp. (a)	148,900
10,000	Real Good Food Co., Inc. (The) – Class A (a)	39,300

		2,163,972

Energy – 1.4%
557,850	Coterra Energy, Inc.	14,280,960
138,100	EOG Resources, Inc.	16,498,807
351,400	New Fortress Energy, Inc.	10,643,906
8,862,882	Transocean Ltd. (a)	52,291,004

		93,714,677

Financials – 5.5%
192,700	AssetMark Financial Holdings, Inc. (a)	5,912,036
168,771	CME Group, Inc. – Class A	31,352,589
249,483	Discover Financial Services	25,814,006
16,500	Flywire Corp. (a)	481,305
116,700	Galaxy Digital Holdings Ltd. – CAD (a)	430,675
31,500	LPL Financial Holdings, Inc.	6,578,460
534,220	MarketAxess Holdings, Inc.	170,079,621
98,000	Marqeta, Inc. – Class A (a)	396,900
628,702	Morgan Stanley	56,564,319
658,400	NMI Holdings, Inc. – Class A (a)	15,406,560
112,520	Progressive Corp. (The)	15,347,728
504,100	Tradeweb Markets, Inc. – Class A	35,493,681
77,250	WEX, Inc. (a)	13,700,288

		377,558,168

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2023 (Unaudited) – continued

Shares		Value
Health Care – 34.2%
254,100	Abbott Laboratories	$28,070,427
194,500	Accuray, Inc. (a)	649,630
104,230	Adaptive Biotechnologies Corp. (a)	744,202
1,164,400	Alkermes PLC (a)	33,243,620
2,296,871	Allogene Therapeutics, Inc. (a)	12,472,010
1,153,400	Amicus Therapeutics, Inc. (a)	13,310,236
345,900	Arbutus Biopharma Corp. (a)	868,209
709,147	BeiGene Ltd. – ADR (a)	180,804,119
866,439	Biogen, Inc. (a)	263,596,737
1,936,610	BioMarin Pharmaceutical, Inc. (a)	185,992,024
1,381,122	BioNTech SE – ADR	157,779,377
490,000	Boston Scientific Corp. (a)	25,538,800
369,600	Bridgebio Pharma, Inc. (a)	5,366,592
8,816,100	Cerus Corp. (a)	20,365,191
14,000	Charles River Laboratories International, Inc. (a)	2,661,680
642,092	Elanco Animal Health, Inc. (a)	6,080,611
709,194	Eli Lilly & Co.	280,741,537
437,600	Exact Sciences Corp. (a)	28,037,032
4,310,891	FibroGen, Inc. (a)	73,802,454
549,830	Galapagos NV – ADR (a)	21,443,370
517,200	Glaukos Corp. (a)	24,572,172
73,269	Guardant Health, Inc. (a)	1,652,949
579,596	Health Catalyst, Inc. (a)	7,302,910
11,310	Illumina, Inc. (a)	2,324,884
193,200	ImmunoGen, Inc. (a)	1,041,348
379,926	Insulet Corp. (a)	120,831,665
1,065,360	LivaNova PLC (a)	51,030,744
206,730	Mereo Biopharma Group PLC – ADR (a)	270,816
7,737,520	Nektar Therapeutics (a)	5,820,936
63,900	NuVasive, Inc. (a)	2,750,256
611,620	OraSure Technologies, Inc. (a)	4,159,016
19,220	Penumbra, Inc. (a)	5,460,786
1,221,216	PolyPeptide Group AG – CHF (a)	30,603,836
3,718,491	Pulmonx Corp. (a) (c)	43,692,269
194,050	QIAGEN N.V. – EUR (a)	8,662,030
20,886	Repligen Corp. (a)	3,166,944
5,164,096	Rhythm Pharmaceuticals, Inc. (a) (c)	104,159,816
118,800	Roche Holding AG – CHF	37,260,816
62,500	Sage Therapeutics, Inc. (a)	3,053,125

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2023 (Unaudited) – continued

Shares		Value
Health Care (continued)
1,518,663	Seagen, Inc. (a)	$303,732,600
227,080	Shockwave Medical, Inc. (a)	65,889,533
3,613,862	Standard BioTools, Inc. (a)	6,143,565
3,585,770	Wave Life Sciences Ltd. (a)	14,307,222
5,512,166	Xencor, Inc. (a) (c)	145,741,669
818,950	Zentalis Pharmaceuticals, Inc. (a)	18,041,469

		2,353,241,234

Industrials – 11.6%
2,108,200	AECOM	175,086,010
428,100	Alaska Air Group, Inc. (a)	18,605,226
25,100	Allegiant Travel Co. (a)	2,608,141
4,309,800	American Airlines Group, Inc. (a)	58,785,672
1,097,200	Array Technologies, Inc. (a)	22,437,740
3,345,600	Aurora Innovation, Inc. – Class A (a)	4,784,208
113,000	Axon Enterprise, Inc. (a)	23,810,230
49,600	Bloom Energy Corp. – Class A (a)	825,840
41,000	Controladora Vuela Compania de Aviacion, S.A.B. de C.V. – ADR (a)	482,160
207,230	Curtiss-Wright Corp.	35,193,871
2,278,477	Delta Air Lines, Inc. (a)	78,174,546
31,400	FedEx Corp.	7,152,292
70,600	Frontier Group Holdings, Inc. (a)	669,994
304,400	GFL Environmental, Inc.	11,049,720
195,300	Gibraltar Industries, Inc. (a)	9,772,812
158,500	Hawaiian Holdings, Inc. (a)	1,320,305
296,200	Hertz Global Holdings, Inc. (a)	4,940,616
918,220	Jacobs Solutions, Inc.	106,017,681
2,617,700	JetBlue Airways Corp. (a)	18,690,378
2,147,700	Li-Cycle Holdings Corp. (a)	10,201,575
259,000	Lyft, Inc. – Class A (a)	2,654,750
160,200	Masonite International Corp. (a)	14,643,882
575,700	NN, Inc. (a)	621,756
2,600	Old Dominion Freight Line, Inc.	833,014
37,400	RXO, Inc. (a)	676,566
15,800	Ryanair Holdings PLC – ADR (a)	1,510,322
1,760,200	Southwest Airlines Co.	53,316,458
211,200	Spirit Airlines, Inc.	3,611,520
46,815	Sun Country Airlines Holdings, Inc. (a)	923,660
33,800	TransDigm Group, Inc.	25,857,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2023 (Unaudited) – continued

Shares		Value
Industrials (continued)
20,000	TuSimple Holdings, Inc. – Class A (a)	$24,200
330,300	Uber Technologies, Inc. (a)	10,255,815
1,979,870	United Airlines Holdings, Inc. (a)	86,718,306
26,800	WillScot Mobile Mini Holdings Corp. (a)	1,216,720
40,000	XPO, Inc. (a)	1,767,200

		795,240,186

Information Technology – 24.4%
160,400	Adobe, Inc. (a)	60,560,624
90,600	Ambarella, Inc. (a)	5,615,388
109,200	Applied Materials, Inc.	12,342,876
2,755,300	Arlo Technologies, Inc. (a)	17,744,132
39,200	ASML Holding N.V. – ADR	24,964,912
37,700	Autodesk, Inc. (a)	7,343,583
1,095,726	Axcelis Technologies, Inc. (a)	129,624,386
9,316,366	BlackBerry Ltd. (a)	36,426,991
658,200	Credo Technology Group Holding Ltd. (a)	5,338,002
123,749	CrowdStrike Holdings, Inc. – Class A (a)	14,856,067
59,450	CyberArk Software Ltd. (a)	7,407,470
85,140	Dell Technologies, Inc. – Class C	3,702,739
425,141	Descartes Systems Group, Inc. (The) (a)	33,662,664
200	DocuSign, Inc. (a)	9,888
12,800	FARO Technologies, Inc. (a)	298,880
6,865,680	Flex Ltd. (a)	141,227,038
874,965	FormFactor, Inc. (a)	23,895,294
108,500	Freshworks, Inc. – Class A (a)	1,449,560
28,400	GitLab, Inc. – Class A (a)	862,224
614,870	Hewlett Packard Enterprise Co.	8,804,938
204,870	HP, Inc.	6,086,688
103,150	HubSpot, Inc. (a)	43,420,993
2,631,300	indie Semiconductor, Inc. – Class A (a)	19,918,941
106,600	Intuit, Inc.	47,325,070
698,000	Jabil, Inc.	54,548,700
88,800	Jamf Holding Corp. (a)	1,680,096
36,690	Keysight Technologies, Inc. (a)	5,306,842
204,210	KLA Corp.	78,935,333
141,900	Marvell Technology, Inc.	5,602,212
1,712,690	MaxLinear, Inc. (a)	41,327,210
3,208,560	Micron Technology, Inc.	206,502,922
25,300	MongoDB, Inc. (a)	6,070,988

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2023 (Unaudited) – continued

Shares		Value
Information Technology (continued)
952,087	NetApp, Inc.	$59,876,751
540,443	nLIGHT, Inc. (a)	4,739,685
1,963,025	Nutanix, Inc. – Class A (a)	47,073,340
173,910	NVIDIA Corp.	48,258,286
191,450	Okta, Inc. – Class A (a)	13,120,069
189,040	OSI Systems, Inc. (a)	21,353,958
66,280	Palo Alto Networks, Inc. (a)	12,093,449
295,420	PROS Holdings, Inc. (a)	8,381,065
334,483	QUALCOMM, Inc.	39,067,614
190,200	Rapid7, Inc. (a)	9,245,622
3,750	RingCentral, Inc. – Class A (a)	103,350
1,715,970	Splunk, Inc. (a)	147,985,253
1,225,100	Stratasys Ltd. (a)	17,592,436
111,600	Tenable Holdings, Inc. (a)	4,128,084
532,820	Trimble, Inc. (a)	25,095,822
246,333	Unity Software, Inc. (a)	6,643,601
810,129	Universal Display Corp.	108,119,816
124,140	VMware, Inc. – Class A (a)	15,521,224
325,800	Western Digital Corp. (a)	11,220,552
514,100	Wolfspeed, Inc. (a)	23,931,355
46,800	Zoom Video Communications, Inc. – Class A (a)	2,874,924

		1,679,289,907

Materials – 0.8%
93,900	Albemarle Corp.	17,414,694
38,400	Bioceres Crop Solutions Corp. (a)	430,464
34,500	Ingevity Corp. (a)	2,475,030
2,880,600	Ivanhoe Mines Ltd. – Class A – CAD (a)	24,982,138
1,285,752	Perimeter Solutions SA (a)	9,617,425

		54,919,751

Real Estate – 0.1%
144,200	EPR Properties	6,050,632
53,600	Safehold, Inc. (a)	1,485,792

		7,536,424

TOTAL COMMON STOCKS (Cost $4,009,672,827)		$6,612,498,197

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2023 (Unaudited) – continued

Shares		Value
RIGHTS – 0.0%

Health Care – 0.0%
349,922	ABIOMED, Inc. – CVR (Issue Date 12/23/22) (a) (b) (d)	$356,921
10,344,756	Epizyme, Inc. – CVR (Issue Date 8/15/22) (a) (b) (d)	206,895
3,786,300	Mereo BioPharma Group PLC – CVR (Issue Date 4/23/19) (a) (b) (d)	0

		563,816

TOTAL RIGHTS (Cost $0)		563,816

WARRANTS – 0.0%

Materials – 0.0%
364,100	Perimeter Solutions SA (Expiration Date 11/8/24) (a)	187,511

TOTAL WARRANTS (Cost $3,641)		187,511

SHORT-TERM INVESTMENTS – 3.8%
265,180,902	Dreyfus Treasury Securities Cash Management Fund – Institutional Shares – 4.34% (e)	$265,180,902

TOTAL SHORT-TERM INVESTMENTS (Cost $265,180,902)		265,180,902

TOTAL INVESTMENTS IN SECURITIES (Cost $4,274,857,370) – 100.0%		6,878,430,426
Liabilities in Excess of Other Assets – (0.0)%		(2,602,020)

TOTAL NET ASSETS – 100.0%		$6,875,828,406

ADR	American Depository Receipt
CAD	Canadian Dollars
CHF	Swiss Francs
CVR	Contingent Value Rights
EUR	Euros
GBP	British Pound Sterling
(a)	Non-Income Producing
(b)	Fair-valued security (Note 4)
(c)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company. (Note 7)
(d)	Illiquid security
(e)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities PRIMECAP Odyssey Funds April 30, 2023 (Unaudited)

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
ASSETS
Investments, at cost (unaffiliated)	$2,974,761,802	$3,685,573,434	$3,930,578,727

Investments, at cost (affiliated)	—	73,246,811	344,278,643

Investments, at value (unaffiliated)	5,491,432,324	6,665,326,290	6,584,836,672
Investments, at value (affiliated)	—	43,601,335	293,593,754
Receivable for investments sold	7,048,692	13,579,842	146,593
Receivable for dividends and interest	7,910,010	7,301,710	2,950,570
Receivable for fund shares sold	2,637,785	3,336,976	8,478,970
Prepaid expenses and other assets	44,467	41,682	64,432

Total assets	5,509,073,278	6,733,187,835	6,890,070,991

LIABILITIES
Payable for investments purchased	1,683,592	1,754,801	1,278,400
Payable for fund shares repurchased	4,595,935	60,489,844	2,803,632
Payable to the advisor (Note 6)	7,526,538	9,135,988	9,456,568
Payable to custodian	18,568	26,358	23,364
Other accrued expenses and liabilities	614,122	691,360	680,621

Total liabilities	14,438,755	72,098,351	14,242,585

NET ASSETS	$5,494,634,523	$6,661,089,484	$6,875,828,406

Number of shares issued and outstanding (unlimited shares authorized, $0.01 par value)	164,872,394	187,582,085	176,241,382

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$33.33	$35.51	$39.01

COMPONENTS OF NET ASSETS
Paid-in capital	$2,616,527,746	$3,091,483,578	$3,824,042,760
Total distributable earnings	2,878,106,777	3,569,605,906	3,051,785,646

Net assets	$5,494,634,523	$6,661,089,484	$6,875,828,406

The accompanying notes are an integral part of these financial statements.

Statements of Operations PRIMECAP Odyssey Funds For the Six Months Ended April 30, 2023 (Unaudited)

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
INVESTMENT INCOME
Dividends (unaffiliated)(1)	$53,417,361	$41,482,570	$15,670,301
Interest income	3,650,027	4,240,626	5,671,790

Total investment income	57,067,388	45,723,196	21,342,091

Expenses
Advisory fees (Note 6)	15,629,776	18,873,366	19,009,911
Shareholder servicing	2,339,238	2,776,703	2,594,412
Trustee fees	118,995	118,995	118,995
Custody	56,477	76,120	71,013
Other	584,628	594,009	621,905

Total expenses	18,729,114	22,439,193	22,416,236

Net investment income (loss)	38,338,274	23,284,003	(1,074,145)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on:
Investments (unaffiliated)	356,685,511	652,495,309	564,510,769
Investments (affiliated)	—	17,295	(59,820,318)
Foreign currency transactions	6,037	52,520	36,313
Change in unrealized appreciation/depreciation on:
Investments (unaffiliated)	15,923,755	(54,902,304)	227,847,500
Investments (affiliated)	—	(44,972,431)	(18,977,382)
Foreign currency translations	378,885	382,155	75,654

Net realized and unrealized gain on investments and foreign currency	372,994,188	553,072,544	713,672,536

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$411,332,462	$576,356,547	$712,598,391

(1)	Net of foreign taxes withheld of $1,247,030, $1,200,130, and $291,426, respectively.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets PRIMECAP Odyssey Stock Fund

	Six Months Ended April 30, 2023(1)	Year Ended October 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$38,338,274	$61,544,219
Net realized gain (loss) on:
Investments	356,685,511	647,224,948
Foreign currency transactions	6,037	(27,449)
Change in unrealized appreciation/depreciation on:
Investments	15,923,755	(1,508,520,339)
Foreign currency translations	378,885	(542,347)

Net increase (decrease) in net assets resulting from operations	411,332,462	(800,320,968)

NET DISTRIBUTIONS TO SHAREHOLDERS	(623,026,902)	(663,331,689)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	228,907,256	667,871,168
Proceeds from reinvestment of distributions	603,545,403	625,946,173
Cost of shares repurchased	(925,226,679)	(1,764,672,183)

Net decrease from capital share transactions	(92,774,020)	(470,854,842)

Total decrease in net assets	(304,468,460)	(1,934,507,499)

NET ASSETS
Beginning of period	5,799,102,983	7,733,610,482

End of period	$5,494,634,523	$5,799,102,983

CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of period	166,752,590	179,968,262

Shares sold	6,851,231	17,904,467
Shares issued on reinvestment of distributions	18,807,897	15,899,064
Shares repurchased	(27,539,324)	(47,019,203)

Decrease in capital shares	(1,880,196)	(13,215,672)

Shares outstanding, end of period	164,872,394	166,752,590

(1)	Unaudited

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets PRIMECAP Odyssey Growth Fund

	Six Months Ended April 30, 2023(1)	Year Ended October 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$23,284,003	$32,566,544
Net realized gain (loss) on:
Investments	652,512,604	832,338,376
Foreign currency transactions	52,520	(84,221)
Change in unrealized appreciation/depreciation on:
Investments	(99,874,735)	(2,524,938,381)
Foreign currency translations	382,155	(512,055)

Net increase (decrease) in net assets resulting from operations	576,356,547	(1,660,629,737)

NET DISTRIBUTIONS TO SHAREHOLDERS	(759,221,457)	(1,188,273,747)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	323,051,489	764,196,219
Proceeds from reinvestment of distributions	727,799,099	1,137,615,421
Cost of shares repurchased	(1,164,480,513)	(2,263,851,289)

Net decrease from capital share transactions	(113,629,925)	(362,039,649)

Total decrease in net assets	(296,494,835)	(3,210,943,133)

NET ASSETS
Beginning of period	6,957,584,319	10,168,527,452

End of period	$6,661,089,484	$6,957,584,319

CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of period	189,577,840	200,231,866

Shares sold	9,060,046	19,065,925
Shares issued on reinvestment of distributions	21,280,676	26,388,667
Shares repurchased	(32,336,477)	(56,108,618)

Decrease in capital shares	(1,995,755)	(10,654,026)

Shares outstanding, end of period	187,582,085	189,577,840

(1)	Unaudited

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets PRIMECAP Odyssey Aggressive Growth Fund

	Six Months Ended April 30, 2023(1)	Year Ended October 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(1,074,145)	$(16,441,163)
Net realized gain on:
Investments	504,690,451	756,285,619
Foreign currency transactions	36,313	4,606
Change in unrealized appreciation/depreciation on:
Investments	208,870,118	(3,836,284,341)
Foreign currency translations	75,654	(127,296)

Net increase (decrease) in net assets resulting from operations	712,598,391	(3,096,562,575)

NET DISTRIBUTIONS TO SHAREHOLDERS	(641,269,952)	(1,124,701,183)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	478,814,079	787,713,914
Proceeds from reinvestment of distributions	610,014,476	1,074,932,684
Cost of shares repurchased	(1,215,399,951)	(2,445,463,848)
Other capital contribution	78 (2)	—

Net decrease from capital share transactions	(126,571,318)	(582,817,250)

Total decrease in net assets	(55,242,879)	(4,804,081,008)

NET ASSETS
Beginning of period	6,931,071,285	11,735,152,293

End of period	$6,875,828,406	$6,931,071,285

CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of period	178,104,760	194,391,937

Shares sold	12,358,676	17,617,406
Shares issued on reinvestment of distributions	16,371,832	20,852,234
Shares repurchased	(30,593,886)	(54,756,817)

Decrease in capital shares	(1,863,378)	(16,287,177)

Shares outstanding, end of period	176,241,382	178,104,760

(1)	Unaudited
(2)	During the period ended April 30, 2023, the Transfer Agent reimbursed the Aggressive Growth Fund $78 for a net loss realized related to a shareholder redemption.

The accompanying notes are an integral part of these financial statements.

Financial Highlights PRIMECAP Odyssey Stock Fund For a capital share outstanding throughout each period.

	Six Months Ended Apr. 30, 2023(1)		Year Ended Oct. 31, 2022	Year Ended Oct. 31, 2021	Year Ended Oct. 31, 2020	Year Ended Oct. 31, 2019	Year Ended Oct. 31, 2018

Net asset value, beginning of period	$34.78		$42.97	$31.89	$34.33	$31.79	$31.02

Income (loss) from investment operations:
Net investment income	0.22	(2)	0.35 (2)	0.27 (2)	0.40 (2)	0.46	0.33
Net realized and unrealized gain (loss) on investments and foreign currency	2.20		(4.78)	13.57	(0.76)	2.95	1.13

Total from investment operations	2.42		(4.43)	13.84	(0.36)	3.41	1.46

Less:
Dividends from net investment income	(0.41)		(0.28)	(0.48)	(0.47)	(0.34)	(0.30)
Distributions from net realized gain	(3.46)		(3.48)	(2.28)	(1.61)	(0.53)	(0.39)

Total distributions	(3.87)		(3.76)	(2.76)	(2.08)	(0.87)	(0.69)

Net asset value, end of period	$33.33		$34.78	$42.97	$31.89	$34.33	$31.79

Total return	7.39	%(3)	(11.33%)	45.44%	(1.48%)	11.22%	4.70%

Ratios/supplemental data:
Net assets, end of period (millions)	$5,494.6		$5,799.1	$7,733.6	$6,244.6	$10,274.3	$10,157.1

Ratio of expenses to average net assets	0.66	%(4)	0.66%	0.65%	0.65%	0.65%	0.64%

Ratio of net investment income to average net assets	1.35	%(4)	0.93%	0.67%	1.28%	1.38%	1.04%

Portfolio turnover rate	2	%(3)	4%	6%	8%	6%	5%

(1)	Unaudited
(2)	Calculated using the average shares method.
(3)	Not Annualized
(4)	Annualized

The accompanying notes are an integral part of these financial statements.

Financial Highlights PRIMECAP Odyssey Growth Fund For a capital share outstanding throughout each period.

	Six Months Ended Apr. 30, 2023(1)		Year Ended Oct. 31, 2022	Year Ended Oct. 31, 2021	Year Ended Oct. 31, 2020	Year Ended Oct. 31, 2019	Year Ended Oct. 31, 2018

Net asset value, beginning of period	$36.70		$50.78	$40.31	$39.68	$38.43	$35.64

Income (loss) from investment operations:
Net investment income	0.12	(2)	0.16 (2)	0.05 (2)	0.16 (2)	0.22	0.10
Net realized and unrealized gain (loss) on investments and foreign currency	2.85		(8.21)	15.72	2.57	1.88	3.26

Total from investment operations	2.97		(8.05)	15.77	2.73	2.10	3.36

Less:
Dividends from net investment income	(0.21)		(0.05)	(0.17)	(0.20)	(0.12)	(0.11)
Distributions from net realized gain	(3.95)		(5.98)	(5.13)	(1.90)	(0.73)	(0.46)

Total distributions	(4.16)		(6.03)	(5.30)	(2.10)	(0.85)	(0.57)

Net asset value, end of period	$35.51		$36.70	$50.78	$40.31	$39.68	$38.43

Total return	8.53	%(3)	(17.61%)	41.97%	6.83%	5.75%	9.48%

Ratios/supplemental data:
Net assets, end of period (millions)	$6,661.1		$6,957.6	$10,168.5	$8,606.4	$12,365.6	$13,144.9

Ratio of expenses to average net assets	0.65	%(4)	0.65%	0.65%	0.65%	0.64%	0.64%

Ratio of net investment income to average net assets	0.68	%(4)	0.40%	0.10%	0.42%	0.53%	0.26%

Portfolio turnover rate	5	%(3)	4%	7%	9%	6%	4%

(1)	Unaudited
(2)	Calculated using the average shares method.
(3)	Not Annualized
(4)	Annualized

The accompanying notes are an integral part of these financial statements.

Financial Highlights PRIMECAP Odyssey Aggressive Growth Fund For a capital share outstanding throughout each period.

	Six Months Ended Apr. 30, 2023(1)		Year Ended Oct. 31, 2022		Year Ended Oct. 31, 2021		Year Ended Oct. 31, 2020		Year Ended Oct. 31, 2019	Year Ended Oct. 31, 2018

Net asset value, beginning of period	$38.92		$60.37		$48.07		$43.46		$44.71	$41.41

Income (loss) from investment operations:
Net investment income (loss)	(0.00	)(2)(3)	(0.09	)(2)	(0.22	)(2)	(0.10	)(2)	0.03	0.00 (3)
Net realized and unrealized gain (loss) on investments and foreign currency	4.00		(15.51)		16.73		7.10		1.72	3.68

Total from investment operations	4.00		(15.60)		16.51		7.00		1.75	3.68

Less:
Dividends from net investment income	—		—		—		—		(0.03)	—
Distributions from net realized gain	(3.91)		(5.85)		(4.21)		(2.39)		(2.97)	(0.38)

Total distributions	(3.91)		(5.85)		(4.21)		(2.39)		(3.00)	(0.38)

Net asset value, end of period	$39.01		$38.92		$60.37		$48.07		$43.46	$44.71

Total return	10.74	%(4)	(28.21%)		35.53%		16.52%		4.71%	8.90%

Ratios/supplemental data:
Net assets, end of period (millions)	$6,875.8		$6,931.1		$11,735.2		$9,571.4		$9,851.4	$10,245.3

Ratio of expenses to average net assets	0.65	%(5)	0.65%		0.64%		0.64%		0.63%	0.63%

Ratio of net investment income (loss) to average net assets	(0.03	%)(5)	(0.19%)		(0.39%)		(0.23%)		0.01%	(0.19%)

Portfolio turnover rate	4	%(4)	4%		9%		17%		7%	12%

(1)	Unaudited
(2)	Calculated using the average shares method.
(3)	Less than one cent per share.
(4)	Not Annualized
(5)	Annualized

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements PRIMECAP Odyssey Funds For the Six Months Ended April 30, 2023 (Unaudited)

(1)  Organization

PRIMECAP Odyssey Funds (the “Trust”) was organized on June 8, 2004 as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of three series: PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund (the “Funds”), each of which is diversified within the meaning of the 1940 Act. PRIMECAP Management Company (the “Investment Advisor”) serves as investment advisor to the Funds. Each Fund commenced operations on November 1, 2004.

Each Fund’s investment objective is to achieve long-term capital appreciation. Each Fund is authorized to issue unlimited shares of beneficial interest. All shares of each Fund have equal rights with respect to voting.

(2)  Significant Accounting Policies

The Funds consistently follow the accounting policies set forth below which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Auditing Standards Codification Topic 946.

A.	Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time a Fund calculates its net asset value per share (“NAV”). To address these changes, the Funds may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. Pursuant to those procedures, the Board of Trustees has designated the Investment Advisor as the Funds’ valuation designee responsible for determining whether market quotations are readily available and reliable, and making good faith determinations of fair value when appropriate. In determining fair value, the Funds take into account all

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2023 (Unaudited) – continued

relevant factors and available information. Consequently, the price of a security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

B.	Share Valuation

The NAV of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses), by the total number of outstanding shares of the Fund. The result is rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

C.	Foreign Currency

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates as of 4 p.m. Eastern time on the valuation date. Purchases and sales of investments and dividend and interest income are converted into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. Realized foreign exchange gains or losses may arise from 1) sales of foreign currencies; 2) currency gains or losses realized between the trade and settlement dates on securities transactions; and 3) the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. Foreign securities and currency transactions may involve risks not associated with U.S. securities and currency.

D.	Federal Income Taxes

Each Fund has elected to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “IRC”). Each Fund intends to distribute substantially all of its taxable income and any accumulated net realized capital gains. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be reclaimed. The Funds will accrue such taxes and reclaims as applicable based upon their current interpretations of the tax rules and regulations that exist in the markets in which they invest.

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2023 (Unaudited) – continued

Each Fund has adopted accounting standards regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2023, the Funds did not incur any interest or penalties. As of April 30, 2023, open tax years include the tax years ended October 31, 2019 through October 31, 2022. No Fund is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits or loss will significantly change in the next 12 months.

E.	Allocation of Expenses

Each Fund is charged for those expenses directly attributable to it. Expenses that are not directly attributable to a Fund are allocated among the Funds by an appropriate method based on the nature of the expense.

F.	Security Transactions, Investment Income, and Distributions

Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date, and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the basis of identified costs. Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method. U.S. GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.

G.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates, and such differences could be material.

H.	Indemnification Obligations

Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be minimal.

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2023 (Unaudited) – continued

(3)  Investment Transactions

The cost of purchases and the proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2023 were as follows:

Fund	Purchases	Sales
Stock Fund	$111,580,702	$761,636,336
Growth Fund	$344,141,453	$1,151,359,111
Aggressive Growth Fund	$237,099,521	$1,105,863,292

(4)  Valuation Measurements

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability. These standards state that “observable inputs” reflect the significant assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources. “Unobservable inputs” reflect the Funds’ own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of each Fund’s investments, and the lowest level for any significant input determines leveling. These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.

Level 2 –

Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Funds’ own assumptions in determining fair value of investments based on the best available information).

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2023 (Unaudited) – continued

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of April 30, 2023. These assets are measured on a recurring basis.

Fund	Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Stock	Common Stocks(1)	$5,313,397,175	$—	$—	$5,313,397,175
Fund	Short-Term Investments	178,035,149	—	—	178,035,149

	Total Investments in Securities	$5,491,432,324	$—	$—	$5,491,432,324

Growth	Common Stocks(1)	$6,526,933,346	$—	$—	$6,526,933,346
Fund	Rights(2)	—	—	479,146	479,146
	Short-Term Investments	181,515,133	—	—	181,515,133

	Total Investments in Securities	$6,708,448,479	$—	$479,146	$6,708,927,625

Aggressive	Common Stocks(1)	$6,612,498,128	$—	$69	$6,612,498,197
Growth	Rights(2)	—	—	563,816	563,816
Fund	Warrants(3)	—	187,511	—	187,511
	Short-Term Investments	265,180,902	—	—	265,180,902

	Total Investments in Securities	$6,877,679,030	$187,511	$563,885	$6,878,430,426

(1)	Refer to each Fund’s respective Schedule of Investments for the breakdown of major categories.
(2)	Health Care
(3)	Materials

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

ABIOMED, Inc. - CVR (Issue Date 12/23/22)
	Growth Fund	Aggressive Growth Fund
Balance at October 31, 2022	$—	$—
Purchases (Received)	394,995	356,921
Sales (Proceeds)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation/Depreciation	—	—

Balance at April 30, 2023	$394,995	$356,921

During the period ended April 30, 2023, the Funds determined the fair value of ABIOMED, Inc. (“ABIOMED”) CVR considering available information, including the value of ABIOMED stock prior to the issuance of the CVR. The likelihood of receiving payments pursuant to an agreement will depend on achievement of certain milestones.

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2023 (Unaudited) – continued

Epizyme, Inc. - CVR (Issue Date 8/15/22)
	Growth Fund	Aggressive Growth Fund
Balance at October 31, 2022	$84,151	$206,895
Purchases (Received)	—	—
Sales (Proceeds)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation/Depreciation	—	—

Balance at April 30, 2023	$84,151	$206,895

During the period ended April 30, 2023, the Funds determined the fair value of Epizyme, Inc. (“Epizyme”) CVR considering available information, including the value of Epizyme stock prior to the issuance of the CVR. The likelihood of receiving payments pursuant to an agreement will depend on achievement of certain milestones.

Tuesday Morning Corp.
Aggressive Growth Fund
Balance at October 31, 2022	$125,239
Purchases (Received)	—
Sales (Proceeds)	(15,638)
Realized Gain (Loss)	(1,495,521)
Change in Unrealized Appreciation/Depreciation	1,385,989

Balance at April 30, 2023	$69

During the period ended April 30, 2023, the Fund determined the fair value of Tuesday Morning Corp. considering all available information, including the bankruptcy proceedings and plans for liquidating company assets.

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2023 (Unaudited) – continued

(5)  Distribution to Shareholders

Net investment income and net realized gains differ for financial statement and tax purposes due to differing treatments of deferred wash sale losses.

As of October 31, 2022, the components of capital on a tax basis were as follows:

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
Cost of investments for tax purposes(1)	$3,323,509,538	$3,973,725,721	$4,586,591,584

Gross tax unrealized appreciation	2,790,740,603	3,557,621,010	3,544,311,611
Gross tax unrealized depreciation	(312,291,596)	(558,179,002)	(1,191,548,104)

Net tax unrealized appreciation	2,478,449,007	2,999,442,008	2,352,763,507

Undistributed ordinary income	58,348,538	46,160,486	—
Undistributed long-term capital gain	553,003,672	706,868,322	640,274,263

Total distributable earnings	611,352,210	753,028,808	640,274,263

Other accumulated gain (loss)	—	—	(12,580,563)

Total accumulated gain	$3,089,801,217	$3,752,470,816	$2,980,457,207

(1)	At October 31, 2022 the differences in the basis for federal income tax purposes and financial reporting purposes are due to the tax deferral of losses on wash sales.

Tax components of dividends paid during the six months ended April 30, 2023 and the year ended October 31, 2022 were as follows:

	April 30, 2023		October 31, 2022
	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Long-Term Capital Gain Distributions
Stock Fund	$70,023,058	$553,003,844	$56,748,200	$606,583,489
Growth Fund	$52,353,119	$706,868,338	$35,104,520	$1,153,169,227
Aggressive Growth Fund	$—	$641,269,952	$—	$1,124,701,183

The Funds designated as long-term capital gain dividends, pursuant to IRC Section 852 (b) (3), the amounts necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended October 31, 2022.

(6)  Investment Advisory and Other Agreements

The Trust has entered into an investment management agreement with the Investment Advisor on behalf of each Fund. For its services to the Funds, the Investment Advisor receives an annual fee, payable on a quarterly basis, at the annual rate of 0.60% on the first $100 million of each

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2023 (Unaudited) – continued

Fund’s average daily assets, 0.55% on the next $9.9 billion of each Fund’s average daily net assets, and 0.50% on each Fund’s average daily assets in excess of $10 billion. For the six months ended April 30, 2023, each Fund paid the Investment Advisor at an effective annual rate of 0.55% of its respective average net assets.

U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services, serves as the administrator, fund accountant, and transfer agent to the Funds. U.S. Bank, N.A. serves as the Funds’ custodian. ALPS Distributors, Inc. serves as the Funds’ distributor.

(7)  Other Affiliates

Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company. With respect to each such investment, refer to each Fund’s respective Schedule of Investments for the information on the sector of each such company, the number of shares of each such company held, and the percentages of net assets represented by such companies held in each sector. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Growth Fund

			Current Period Transactions
Common Stock	Market Value at October 31, 2022		Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2023
Xometry, Inc. - Class A(1)	$	N/A	$44,956,070	$81,838	$—	$17,295	$(44,972,431)	$43,601,335

Total	$	N/A	$44,956,070	$81,838	$—	$17,295	$(44,972,431)	$43,601,335

(1)	As of October 31, 2022, the company was not an affiliate.

PRIMECAP Odyssey Aggressive Growth Fund

		Current Period Transactions
Common Stock	Market Value at October 31, 2022	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2023
Calithera Biosciences, Inc.(1)	$702,085	$—	$85,776	$—	$(23,960,408)	$23,344,099	$	N/A
Cerus Corp.(1)	33,718,482	—	1,525,477	—	(655,823)	(11,171,991)		N/A
Nektar Therapeutics(1)	38,735,031	174,426	4,797,707	—	(29,544,359)	1,253,545		N/A
Pulmonx Corp.	49,234,152	170,119	—	—	—	(5,712,002)		43,692,269
Rhythm Pharmaceuticals, Inc.	126,267,319	6,214,028	3,478,355	—	(603,045)	(24,240,131)		104,159,816
Standard BioTools, Inc.(1)	4,652,896	—	497,314	—	(5,056,683)	7,044,666		N/A
Xencor, Inc.	123,164,076	32,073,161	—	—	—	(9,495,568)		145,741,669

Total	$376,474,041	$38,631,734	$10,384,629	$—	$(59,820,318)	$(18,977,382)		$293,593,754

(1)	No longer an affiliate as of April 30, 2023.

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2023 (Unaudited) – continued

(8)  Other Matters

Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. The ultimate economic fallout from these disruptions and the long-term impact on economies, markets, industries, and individual issuers, are not known. The operational and financial performance of the issuers of securities in which each Fund invests depends on future developments and may negatively impact the value of each Fund’s investments and lead to losses.

(9)  Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Expense Example PRIMECAP Odyssey Funds (Unaudited)

As a shareholder of one or more of the Funds, you incur ongoing costs including management fees and other Fund expenses. This expense example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense example is based on an investment of $1,000 invested for a six-month period beginning November 1, 2022 through April 30, 2023.

Actual Expenses

The information in the table adjacent to the heading “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table adjacent to the heading “Hypothetical Performance (5% return before expenses)” provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information adjacent to the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different mutual funds. In addition, if transactional costs were included, your costs would have been higher.

Expense Example

PRIMECAP Odyssey Funds

(Unaudited) – continued

	Beginning Account Value (11/1/22)	Ending Account Value (4/30/23)	Expenses Paid During Period(1) (11/1/22 to 4/30/23)	Expense Ratio During Period(1) (11/1/22 to 4/30/23)
PRIMECAP Odyssey Stock Fund
Actual Performance	$1,000.00	$1,073.90	$3.39	0.66%
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,021.52	$3.31	0.66%
PRIMECAP Odyssey Growth Fund
Actual Performance	$1,000.00	$1,085.30	$3.36	0.65%
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%
PRIMECAP Odyssey Aggressive Growth Fund
Actual Performance	$1,000.00	$1,107.40	$3.40	0.65%
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%

(1)

Expenses are equal to a Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year period (181), then divided by the number of days in the fiscal year (365) to reflect the one-half year period.

Additional Information PRIMECAP Odyssey Funds (Unaudited)

Proxy Voting Procedures

The Investment Advisor votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust’s Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-729-2307. This information is also available through the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available, without charge, by calling toll-free 1-800-729-2307. This information is also available through the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. This information is available, without charge, by calling toll-free 1-800-729-2307. The Funds’ Part F of Form N-PORT is also available on the SEC’s website at www.sec.gov. The Funds’ Part F of Form N-PORT may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Funds’ Liquidity Risk Management Program

The Funds have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act. The Program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short- and long-term cash flow projections; and its cash holdings and access to other funding sources. The Funds’ Board of Trustees approved the appointment of PRIMECAP as the Funds’ liquidity risk management program administrator, which is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness. PRIMECAP has formed a Liquidity Risk Management Committee (the “LRMC”) to monitor and implement the Program for each Fund. The LRMC consists of representatives from PRIMECAP’s operations, compliance and trading departments. The Trust’s CCO also participates in LRMC Meetings.

At the Funds’ Board Meeting in March 2023, the LRMC presented its annual assessment of the Program using data collected through January 31, 2023. The purpose of the annual assessment of the Program was to assess the effectiveness of the Program’s operations and evaluate each Fund’s liquidity risk profile within the framework of the Program. With respect to each Fund, the report concluded that (i) the Fund should be able to meet reasonably anticipated shareholder redemptions, given the high level of highly liquid investments held by the Fund; (ii) the data received from the Fund’s liquidity data provider is credible and the LRMC has agreed with the liquidity classifications provided by the provider; (iii) the Program is reasonably designed to assess and manage the Fund’s liquidity risk; and (iv) the Program appears to be operating effectively.

Management PRIMECAP Odyssey Funds (Unaudited)

Portfolio Managers

PRIMECAP Management Company has five portfolio managers who together have more than 155 years of investment experience. The portfolio managers primarily responsible for overseeing the Funds’ investments are:

Name	Years of Experience
Theo A. Kolokotrones	53
Joel P. Fried	38
Alfred W. Mordecai	26
M. Mohsin Ansari	23
James Marchetti	18

Each of these five individuals manages a portion of the PRIMECAP Odyssey Stock Fund, the PRIMECAP Odyssey Growth Fund, and the PRIMECAP Odyssey Aggressive Growth Fund. A portion of each Fund’s assets may be managed by individuals in the Investment Advisor’s research department.

Officers and Trustees

The Trust’s officers, who oversee the Funds’ daily operations, are appointed by the Board of Trustees. The trustees are responsible for the overall management of the Trust, including establishing the Funds’ policies and general supervision and review of their investment activities. The Statement of Additional Information includes additional information about the trustees and is available, without charge, by calling 1-800-729-2307 or at the Funds’ website at www.primecap.com.

Executive Officers. The table below sets forth certain information about each of the Trust’s executive officers. The address for each officer is 177 East Colorado Boulevard, 11th Floor, Pasadena, CA 91105.

Name Age	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years
Theo A. Kolokotrones Age: 77	Co-Chief Executive Officer	Indefinite; Since 09/04	Chairman, Director, and Portfolio Manager PRIMECAP Management Company
Joel P. Fried Age: 61	Co-Chief Executive Officer and Trustee	Indefinite; Since 09/04	President, Director, and Portfolio Manager PRIMECAP Management Company

Management

PRIMECAP Odyssey Funds

(Unaudited) – continued

Name Age	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years
Alfred W. Mordecai Age: 55	Co-Chief Executive Officer	Indefinite; Since 10/12	Vice Chairman, Director, and Portfolio Manager PRIMECAP Management Company
Michael J. Ricks Age: 45	Chief Financial Officer, Secretary, Chief Administrative Officer	Indefinite; Since 03/11	Director of Fund Administration PRIMECAP Management Company; Chief Compliance Officer, PRIMECAP Odyssey Funds; Chief Compliance Officer, PRIMECAP Management Company March 2019-March 2020
Jennifer Ottosen Age: 63	Chief Compliance Officer, AML Compliance Officer	Indefinite; Since 02/20	Chief Compliance Officer, PRIMECAP Management Company since March 2020; Senior Compliance Officer, PRIMECAP Management Company May 2019-March 2020; CCO Dividend Assets Capital, LLC

“Independent” Trustees. The table below sets forth certain information about each of the trustees of the Trust who is not an “interested person” of the Trust as defined in the 1940 Act (“Independent Trustees”). The address for each Independent Trustee is 177 East Colorado Boulevard, 11th Floor, Pasadena, CA 91105.

Name Age	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Director- ships Held by Trustee
Benjamin F. Hammon Age: 87	Chairman of the Board and Trustee	Indefinite; Since 09/04	Retired; Private investor	3	None
Wayne H. Smith Age: 81	Chairman of the Audit Committee and Trustee	Indefinite; Since 09/04	Retired; Private investor	3	None
Joseph G. Uzelac Age: 78	Trustee	Indefinite; Since 10/07	Retired; Private investor	3	None
Elizabeth D. Obershaw Age: 63	Trustee	Indefinite; Since 06/08	Retired; Formerly, Managing Director, Horsley Bridge Partners, an investment advisor (2007-2021)	3	None
J. Blane Grinstead Age: 68	Trustee	Indefinite; Since 03/19	Retired; Private investor	3	Orenda, Inc., a renewable energy technology company (May 2020 – Present)
Michael Glazer Age: 82	Trustee	Indefinite; Since 10/19	Retired; Formerly, Partner and Senior Counsel, Morgan, Lewis & Bockius LLP	3	None

(1)	Fund Complex includes any funds, series of funds, or trusts that share the same advisor or that hold themselves out to investors as related companies.

Management

PRIMECAP Odyssey Funds

(Unaudited) – continued

“Interested” Trustee. The table below sets forth certain information about the trustee of the Trust who is an “interested person” of the Trust as defined by the 1940 Act. The address for the interested trustee is 177 East Colorado Boulevard, 11th Floor, Pasadena, CA 91105.

Name Age	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Director- ships Held by Trustee
Joel P. Fried(2) Age: 61	Co-Chief Executive Officer and Trustee	Indefinite; Since 09/04	President, Director, and Portfolio Manager PRIMECAP Management Company	3	None

(1)

Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies.

(2)	Mr. Fried is an “interested person” of the Trust, as defined by the 1940 Act, because of his employment with PRIMECAP Management Company, the investment advisor to the Trust.

Privacy Notice PRIMECAP Odyssey Funds

PRIMECAP Management Company

Maintaining the confidentiality of client personal financial information is very important to PRIMECAP Odyssey Funds (the “Trust”) and PRIMECAP Management Company (the “Advisor”). The Advisor and the Trust may collect several types of nonpublic personal information about investors, including:

•	Information from forms that investors may fill out and send to the Advisor or the Trust in connection with an account (such as name, address, and social security number).

•	Information an investor may give the Advisor or the Trust orally.

•	Information about the amount investors have invested in an account.

•	Information about any bank account investors may use for transfers between a bank account and a shareholder account.

The Advisor and the Trust will not sell or disclose client personal information to anyone except as permitted or required by law. For example, information collected may be shared with the independent auditors in the course of the annual audit of the Advisor or the Trust. The Advisor or the Trust may also share this information with the Advisor’s or the Trust’s legal counsel, as deemed appropriate, and with regulators. Finally, the Advisor or the Trust may disclose information about clients or investors at the client’s or investor’s request (for example, by sending duplicate account statements to someone designated by the client or investor), or as otherwise permitted or required by law.

Within the Advisor and the Trust, access to information about clients and investors is restricted to those employees or service providers who need to know the information to service client accounts. The Advisor’s employees are trained to follow its procedures to protect client privacy and are instructed to access information about clients only when they have a business reason to obtain it.

The Advisor and the Trust reserve the right to change this privacy policy in the future, but we will not disclose investor nonpublic personal information except as required or permitted by law without giving the investor an opportunity to instruct us not to do so.

Investment Advisor

PRIMECAP MANAGEMENT COMPANY

177 East Colorado Boulevard, 11th Floor

Pasadena, California 91105

•

Distributor

ALPS DISTRIBUTORS, INC.

1290 Broadway, Suite 1000

Denver, Colorado 80203

•

Custodian

U.S. BANK, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, Wisconsin 53212

•

Transfer Agent

U.S. BANCORP FUND SERVICES, LLC

615 East Michigan Street, 3rd Floor

Milwaukee, Wisconsin 53202

•

Administrator

U.S. BANCORP FUND SERVICES, LLC

2020 East Financial Way, Suite 100

Glendora, California 91741

•

Legal Counsel

MORGAN, LEWIS & BOCKIUS LLP

600 Anton Boulevard, Suite 1800

Costa Mesa, California 92626

•

Independent Registered Public Accounting Firm

PRICEWATERHOUSECOOPERS LLP

601 South Figueroa Street, Suite 900

Los Angeles, California 90017

This report is intended for the shareholders of the PRIMECAP Odyssey Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

PRIMECAP, PRIMECAP Odyssey, and the PRIMECAP Odyssey logo are trademarks of PRIMECAP Management Company.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s Co-Chief Executive Officers and Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed July  7, 2022.

(2) A separate certification for each principal executive and principal financial officer pursuant to Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIMECAP Odyssey Funds

By	/s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer

Date	June 29, 2023

By	/s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date	June 29, 2023

By	/s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer

Date	June 29, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer

Date	June 29, 2023

By	/s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date	June 29, 2023

By	/s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer

Date	June 29, 2023

By	/s/ Michael J. Ricks
Michael J. Ricks, Chief Financial Officer

Date	June 29, 2023